Schedule of Investments – IQ U.S. Large Cap ETF (formerly, IQ Chaikin U.S. Large Cap ETF)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 3.2%
Alphabet, Inc., Class A*	24,892	$3,303,666
Electronic Arts, Inc.	21,436	2,922,799
T-Mobile US, Inc.*	17,784	2,450,102

Total Communication Services		8,676,567

Consumer Discretionary — 9.3%
AutoZone, Inc.*	1,052	2,610,769
Home Depot, Inc. (The)	8,734	2,915,759
Lowe’s Cos., Inc.	12,912	3,024,894
McDonald’s Corp.	9,212	2,700,958
O’Reilly Automotive, Inc.*	3,041	2,815,327
Ross Stores, Inc.	24,329	2,789,077
Starbucks Corp.	24,776	2,516,498
TJX Cos., Inc. (The)	32,865	2,843,809
Yum! Brands, Inc.	19,494	2,683,739

Total Consumer Discretionary		24,900,830

Consumer Staples — 9.4%
Altria Group, Inc.	57,712	2,621,279
Archer-Daniels-Midland Co.	32,374	2,750,495
Costco Wholesale Corp.	5,189	2,909,317
Dollar General Corp.	12,253	2,069,041
Dollar Tree, Inc.*	17,987	2,775,934
Estee Lauder Cos., Inc. (The), Class A	10,470	1,884,600
Keurig Dr Pepper, Inc.	73,111	2,486,505
Kraft Heinz Co. (The)	66,709	2,413,532
PepsiCo, Inc.	14,147	2,651,997
Walmart, Inc.	17,470	2,792,754

Total Consumer Staples		25,355,454

Energy — 5.0%
Cheniere Energy, Inc.	16,365	2,648,839
Chevron Corp.	15,812	2,587,792
Exxon Mobil Corp.	23,515	2,521,748
Kinder Morgan, Inc.	147,318	2,609,002
Williams Cos., Inc. (The)	86,471	2,978,926

Total Energy		13,346,307

Financials — 16.5%
Aflac, Inc.	39,920	2,887,813
Allstate Corp. (The)	23,274	2,622,514
American International Group, Inc.	51,271	3,090,616
Aon PLC, Class A	8,166	2,600,871
Bank of New York Mellon Corp. (The)	56,767	2,574,951
Charles Schwab Corp. (The)	49,294	3,258,333
Chubb Ltd.	13,287	2,715,996
Fiserv, Inc.*	22,786	2,875,821
Global Payments, Inc.	24,504	2,701,566
Goldman Sachs Group, Inc. (The)	7,886	2,806,391
MetLife, Inc.	44,564	2,806,195
Morgan Stanley	29,383	2,690,307
Nasdaq, Inc.	47,189	2,382,572
PNC Financial Services Group, Inc. (The)	20,264	2,773,939
Travelers Cos., Inc. (The)	15,042	2,596,400
US Bancorp	71,551	2,839,144

Total Financials		44,223,429

Health Care — 16.5%
Abbott Laboratories	25,499	2,838,804
AbbVie, Inc.	16,193	2,422,149
Biogen, Inc.*	9,267	2,503,851
Centene Corp.*	40,741	2,774,055
Cigna Corp.	10,105	2,981,985
	Shares	Value
Common Stocks (continued)
Health Care (continued)
CVS Health Corp.	34,714	$2,592,789
Danaher Corp.	10,223	2,607,478
Elevance Health, Inc.	5,605	2,643,486
Gilead Sciences, Inc.	31,094	2,367,497
Humana, Inc.	5,319	2,429,879
McKesson Corp.	7,252	2,918,205
Pfizer, Inc.	63,225	2,279,893
Regeneron Pharmaceuticals, Inc.*	3,138	2,328,114
ResMed, Inc.	11,763	2,615,503
Thermo Fisher Scientific, Inc.	4,470	2,452,510
UnitedHealth Group, Inc.	5,453	2,761,236
Vertex Pharmaceuticals, Inc.*	8,195	2,887,426

Total Health Care		44,404,860

Industrials — 13.3%
AMETEK, Inc.	17,722	2,810,709
Copart, Inc.*	34,247	3,027,092
CSX Corp.	86,019	2,866,153
Deere & Co.	6,243	2,681,993
Eaton Corp. PLC	15,070	3,094,172
General Dynamics Corp.	11,300	2,526,454
L3Harris Technologies, Inc.	13,138	2,489,520
Lockheed Martin Corp.	5,451	2,433,163
Northrop Grumman Corp.	5,580	2,483,100
PACCAR, Inc.	35,187	3,030,656
Republic Services, Inc.	19,079	2,883,028
Trane Technologies PLC	14,002	2,792,559
WW Grainger, Inc.	3,749	2,768,599

Total Industrials		35,887,198

Information Technology — 20.0%
Accenture PLC, Class A	9,034	2,857,906
Amphenol Corp., Class A	31,510	2,782,648
Analog Devices, Inc.	13,063	2,606,460
Broadcom, Inc.	4,025	3,617,066
Cadence Design Systems, Inc.*	12,290	2,875,983
Cisco Systems, Inc.	49,264	2,563,699
Cognizant Technology Solutions Corp., Class A	42,264	2,790,692
Corning, Inc.	72,997	2,477,518
HP, Inc.	87,894	2,885,560
Intel Corp.	79,033	2,827,010
International Business Machines Corp.	19,648	2,832,849
Microsoft Corp.	8,937	3,002,117
Motorola Solutions, Inc.	9,006	2,581,390
Oracle Corp.	27,788	3,257,587
Roper Technologies, Inc.	5,844	2,881,384
Snowflake, Inc., Class A*	16,735	2,973,977
TE Connectivity Ltd.	19,638	2,817,857
Texas Instruments, Inc.	13,842	2,491,560
Zoom Video Communications, Inc., Class A*	34,929	2,562,042

Total Information Technology		53,685,305

Materials — 1.9%
Corteva, Inc.	42,776	2,413,850
Dow, Inc.	46,973	2,652,565

Total Materials		5,066,415

Real Estate — 2.9%
AvalonBay Communities, Inc.	15,364	2,898,419
Public Storage	8,523	2,401,355
Realty Income Corp.	40,741	2,483,979

Total Real Estate		7,783,753

Schedule of Investments – IQ U.S. Large Cap ETF (formerly, IQ Chaikin U.S. Large Cap ETF) (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities — 1.9%
American Water Works Co., Inc.	17,605	$2,595,505
Sempra	17,067	2,543,324

Total Utilities		5,138,829

Total Common Stocks
(Cost $248,278,718)		268,468,947

Short-Term Investment — 0.1%

Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(a)
(Cost $274,796)	274,796	274,796

Total Investments — 100.0%
(Cost $248,553,514)		268,743,743
Other Assets and Liabilities, Net — 0.0%		21,668
Net Assets — 100.0%		$268,765,411

1

*	Non-income producing securities.
(a)	Reflects the 1-day yield at July 31, 2023.

Schedule of Investments – IQ U.S. Large Cap ETF (formerly, IQ Chaikin U.S. Large Cap ETF) (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$268,468,947	$–	$–	$268,468,947
Short-Term Investment:
Money Market Fund	274,796	–	–	274,796
Total Investments in Securities	$268,743,743	$–	$–	$268,743,743

(b)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.